EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator [Abstract]
Net Income (Loss)	$ 98,711	$ 15,101	$ (171,328)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	208,796,444	202,032,942	162,549,611
Dilutive - Weighted Average Common Shares Outstanding (in shares)	208,811,300	202,032,942	162,549,611
Earnings (Loss) per Common Share, Basic [Abstract]
Basic (in dollars per share)	$ 0.47	$ 0.07	$ (1.05)
Earnings (Loss) per Common Share, Diluted [Abstract]
Diluted (in dollars per share)	$ 0.47	$ 0.07	$ (1.05)